Employee Benefit Plans and Postretirement Benefits - Changes in Level 3 Plan Assets (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets			$ 1,952
Transfers in and/or out of level 3	$ (451)	$ (550)
Ending plan assets		1,952	1,969	$ 1,952
Level 3
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets			200
Ending plan assets		200	207	200
Level 3 | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Beginning plan assets			200	171
Actual return on plan assets relating to assets still held at reporting date			16	8
Purchases			9	8
Settlements			(9)	(5)
Transfers in and/or out of level 3			0	0
Currency impact			(9)	18
Ending plan assets		$ 200	$ 207	$ 200